IAB-Q3

Quarterly Report
July 31, 2025
MFS®  Inflation-Adjusted
Bond Fund

Portfolio of Investments
7/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 99.2%
Asset-Backed & Securitized – 4.1%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.109%, 11/15/2054 (i)	$14,440,192	$550,215
Alinea CLO Ltd., 2018-1A, “AR”, FLR, 5.225% (SOFR - 3mo. + 0.9%), 7/20/2031 (n)	963,958	963,321
AmeriCredit Automobile Receivables Trust, 2024-1, “A2-B”, FLR, 4.901% (SOFR - 1mo. + 0.6%), 2/18/2028	1,582,997	1,583,640
AREIT 2022-CRE6 Trust, “AS”, FLR, 5.997% (SOFR - 30 day + 1.65%), 1/20/2037 (n)	2,462,500	2,453,339
ARI Fleet Lease Trust, 2025-A, “A2”, 4.38%, 1/17/2034 (n)	1,437,000	1,434,888
Babson CLO Ltd., 2021-3A, “B1R”, FLR, 5.959% (SOFR - 3mo. + 1.63%), 1/18/2035 (n)	3,000,000	3,002,040
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.329%, 7/15/2054 (i)	12,296,594	639,980
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.696%, 2/15/2054 (i)	7,866,677	521,510
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.255%, 2/15/2054 (i)	25,133,690	1,229,326
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.133%, 3/15/2054 (i)	15,348,944	634,729
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.233%, 7/15/2054 (i)	20,389,063	1,051,413
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.253%, 8/15/2054 (i)	24,744,209	1,294,748
Bridgecrest Lending Auto Securitization Trust, 2025-1, “A2”, 4.71%, 9/15/2027	2,072,970	2,072,307
Chase Auto Owner Trust, 2024-5A, “A2”, 4.4%, 11/26/2027 (n)	932,250	931,565
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.279%, 2/15/2054 (i)	18,959,572	1,035,995
Enterprise Fleet Financing 2025-1 LLC, “A2”, 4.65%, 10/20/2027 (n)	906,000	907,062
GreatAmerica Leasing Receivables Funding LLC, 2025-1, “A2”, 4.52%, 10/15/2027 (n)	2,485,000	2,482,982
Kubota Credit Owner Trust, 2025-1A, “A2”, 4.61%, 12/15/2027 (n)	1,780,000	1,781,596
LAD Auto Receivables Trust, 2024-3A, “A2”, 4.64%, 11/15/2027 (n)	1,071,660	1,071,151
LAD Auto Receivables Trust, 2025-1A, “A2”, 4.6%, 12/15/2027 (n)	2,073,388	2,072,866
M&T Bank Auto Receivables Trust, 2025-1, “A-2A”, 4.63%, 5/15/2028 (n)	1,334,000	1,334,975
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.276%, 5/15/2054 (i)	10,159,182	489,866
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.172%, 6/15/2054 (i)	12,363,850	523,450
Morgan Stanley Capital I Trust, 2021-L7, “XA”, 1.077%, 10/15/2054 (i)	27,185,796	1,150,283
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM3, “A-1”, 5.53%, 5/25/2070 (n)	1,466,596	1,465,834
OBX Trust, 2025-NQM8, “A1”, 5.472%, 3/25/2065 (n)	1,133,446	1,134,306
Palmer Square Loan Funding 2025-1A Ltd., “A1”, FLR, 5.12% (SOFR - 3mo. + 0.8%), 2/15/2033 (n)	4,500,000	4,485,919
Palmer Square Loan Funding 2025-1A Ltd., “A2”, FLR, 5.521% (SOFR - 3mo. + 1.2%), 2/15/2033 (n)	4,300,000	4,262,908
Palmer Square Loan Funding 2025-2A Ltd., “A2”, FLR, 0% (SOFR - 3mo. + 1.4%), 7/15/2033 (n)(w)	5,700,000	5,700,000
PFS Financing Corp., 2025-A, “A”, FLR, 4.989% (SOFR - 1mo. + 0.65%), 1/15/2029 (n)	3,476,000	3,474,363
Santander Drive Auto Receivables Trust, 2025-1, 4.74%, 1/16/2029	1,200,000	1,202,091
Santander Drive Auto Receivables Trust, 2025-1, “A2”, 4.76%, 8/16/2027	2,968,143	2,968,337
SBNA Auto Lease Trust, 2025-A, “A2”, 4.68%, 4/20/2027 (n)	1,761,609	1,761,787
SBNA Auto Receivables Trust, 2025-SF1, “B”, 5.12%, 3/17/2031 (n)	845,461	845,409
Shackleton 2019-14A CLO Ltd., “BRR”, FLR, 5.875% (SOFR - 3mo. + 1.55%), 7/20/2034 (n)	3,996,016	3,996,895
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.493%, 8/15/2054 (i)	9,220,963	590,839
Westlake Automobile Receivables Trust, 2024-1A, “A2B”, FLR, 4.912% (SOFR - 1mo. + 0.57%), 3/15/2027 (n)	165,528	165,544
		$63,267,479
Consumer Services – 0.1%
Conservation Fund, 3.474%, 12/15/2029	$1,438,000	$1,350,131
Industrial Revenue - Other – 0.0%
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	$402,000	$399,879
Medical & Health Technology & Services – 0.2%
ProMedica Toledo Hospital, “B”, AGM, 5.325%, 11/15/2028	$2,421,000	$2,442,572
Mortgage-Backed – 5.1%
Fannie Mae, 2.907%, 7/25/2027	$3,914,761	$3,818,840
Fannie Mae, 4%, 9/25/2050 (i)	2,186,102	425,171
Fannie Mae, 5.15%, 10/25/2052	4,300,700	4,154,119
Fannie Mae, 5.8%, 11/25/2053 - 1/25/2055	7,074,700	7,118,376
Fannie Mae, 5.5%, 6/25/2054	3,355,280	3,361,226
Fannie Mae, 5.75%, 12/25/2054	1,392,421	1,395,233
Freddie Mac, 0.443%, 5/25/2029 (i)	25,409,405	384,983

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 0.816%, 7/25/2029 (i)	$28,847,080	$871,205
Freddie Mac, 0.571%, 1/25/2030 (i)	7,356,530	172,133
Freddie Mac, 1.797%, 4/25/2030 (i)	3,519,182	258,096
Freddie Mac, 1.665%, 5/25/2030 (i)	6,326,494	445,807
Freddie Mac, 1.373%, 6/25/2030 (i)	9,709,097	524,209
Freddie Mac, 1.168%, 9/25/2030 (i)	3,529,812	184,385
Freddie Mac, 0.321%, 1/25/2031 (i)	29,591,162	403,896
Freddie Mac, 0.536%, 1/25/2031 (i)	54,980,294	1,439,604
Freddie Mac, 0.779%, 1/25/2031 (i)	11,388,256	427,438
Freddie Mac, 0.935%, 1/25/2031 (i)	8,529,316	378,099
Freddie Mac, 0.511%, 3/25/2031 (i)	36,164,238	835,633
Freddie Mac, 1.214%, 5/25/2031 (i)	4,421,663	265,043
Freddie Mac, 0.937%, 7/25/2031 (i)	7,521,262	369,022
Freddie Mac, 0.535%, 9/25/2031 (i)	32,486,236	934,759
Freddie Mac, 0.855%, 9/25/2031 (i)	9,783,880	431,602
Freddie Mac, 0.349%, 11/25/2031 (i)	49,721,062	969,914
Freddie Mac, 0.496%, 12/25/2031 (i)	50,485,813	1,355,236
Freddie Mac, 0.567%, 12/25/2031 (i)	8,215,224	245,413
Freddie Mac, 0.265%, 5/25/2033 (i)	29,100,000	612,392
Freddie Mac, 0.905%, 9/25/2034 (i)	7,419,164	515,282
Freddie Mac, 0.246%, 1/25/2035 (i)	35,704,535	837,393
Freddie Mac, 2.5%, 3/25/2051 (i)	2,473,560	407,633
Freddie Mac, 5.17%, 9/25/2052	2,937,669	2,833,403
Freddie Mac, 5.65%, 8/25/2054	4,309,892	4,304,060
Freddie Mac, 5.25%, 10/25/2054	3,508,864	3,504,253
Freddie Mac, 5.3%, 2/25/2055	4,300,014	4,294,783
Freddie Mac, 5.75%, 2/25/2055 - 6/25/2055	5,178,896	5,183,856
Freddie Mac, 5.95%, 2/25/2055	2,768,512	2,794,135
Ginnie Mae, 5.397%, 10/20/2054	1,961,055	1,953,136
Ginnie Mae, 5.053%, 6/20/2055	3,287,240	3,275,539
Ginnie Mae, 5.128%, 6/20/2055	2,871,750	2,829,612
Ginnie Mae, 5.249%, 1/20/2067	1,765,914	1,778,735
Ginnie Mae, 4.991%, 4/20/2068	5,147,294	5,176,494
Ginnie Mae, 5.425%, 5/20/2068	3,453,229	3,467,854
Ginnie Mae, 4.997%, 8/20/2074 - 1/20/2075	3,524,024	3,522,078
		$78,460,080
Municipals – 0.1%
Colorado Health Facilities Authority Rev., Taxable (Covenant Living Communities and Services), “B”, 2.8%, 12/01/2026	$600,000	$585,648
Michigan Finance Authority, Student Loan Asset-Backed Rev., Taxable, “A-1A”, 1.3%, 7/25/2061	552,591	543,521
		$1,129,169
U.S. Treasury Inflation Protected Securities – 89.6%
U.S. Treasury Bonds, 3.625%, 4/15/2028	$67,494,871	$71,599,434
U.S. Treasury Bonds, 1.125%, 1/15/2033	76,463,309	72,948,956
U.S. Treasury Bonds, 1.75%, 1/15/2034	102,492,649	101,338,607
U.S. Treasury Bonds, 0.75%, 2/15/2042	118,592,938	91,434,874
U.S. Treasury Bonds, 0.625%, 2/15/2043	36,936,514	27,230,265
U.S. Treasury Bonds, 0.75%, 2/15/2045	54,217,900	39,195,097
U.S. Treasury Bonds, 1%, 2/15/2048	25,218,335	18,309,624
U.S. Treasury Bonds, 0.125%, 2/15/2052	41,866,911	21,868,838
U.S. Treasury Bonds, 2.125%, 2/15/2054	17,544,788	15,745,643
U.S. Treasury Notes, 0.375%, 1/15/2027	37,484,124	36,979,760
U.S. Treasury Notes, 0.375%, 7/15/2027	89,410,824	88,219,210
U.S. Treasury Notes, 0.5%, 1/15/2028	57,435,090	56,347,851
U.S. Treasury Notes, 0.75%, 7/15/2028	5,122,600	5,061,467
U.S. Treasury Notes, 0.875%, 1/15/2029 (f)	114,298,167	112,566,819
U.S. Treasury Notes, 0.125%, 1/15/2030	16,242,980	15,347,137
U.S. Treasury Notes, 1.625%, 4/15/2030	57,228,502	57,634,110

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Inflation Protected Securities – continued
U.S. Treasury Notes, 0.125%, 7/15/2030	$179,673,481	$168,968,168
U.S. Treasury Notes, 0.125%, 1/15/2031	200,621,854	186,016,103
U.S. Treasury Notes, 0.125%, 1/15/2032 (f)	104,001,061	94,263,305
U.S. Treasury Notes, 0.625%, 7/15/2032	11,617,305	10,827,155
U.S. Treasury Notes, 1.375%, 7/15/2033	69,436,690	67,272,056
U.S. Treasury Notes, 1.875%, 7/15/2034	22,538,560	22,504,105
		$1,381,678,584
Total Bonds		$1,528,727,894
Mutual Funds (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 4.35% (v)	17,458,494	$17,458,494

Other Assets, Less Liabilities – (0.3)%		(4,694,215)
Net Assets – 100.0%		$1,541,492,173

(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $17,458,494 and
$1,528,727,894, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $45,728,750, representing 3.0% of net assets.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.

The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CPI-U	Consumer Price Index - Urban Consumers
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

SOFR	Secured Overnight Financing Rate

Derivative Contracts at 7/31/25
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	678	$140,335,407	September – 2025	$(103,067)
U.S. Treasury Note 5 yr	Long	USD	558	60,359,906	September – 2025	(55,628)
						$(158,695)

Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Inflation Swaps
4/15/26	USD	40,400,000	centrally cleared	CPI-U / At Maturity	2.637% / At Maturity	$288,379	$—	$288,379
2/05/27	USD	80,400,000	centrally cleared	CPI-U / At Maturity	2.755% / At Maturity	355,280	—	355,280
5/14/30	USD	31,200,000	centrally cleared	CPI-U / At Maturity	2.539% / At Maturity	117,819	—	117,819
						$761,478	$—	$761,478

Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Inflation Swaps
3/19/26	USD	79,900,000	Morgan Stanley Capital Services, Inc.	CPI-U / At Maturity	2.482% / At Maturity	$898,524	$—	$898,524
At July 31, 2025, the fund had liquid securities with an aggregate value of $4,740,057 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of July 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$1,381,678,584	$—	$1,381,678,584
Municipal Bonds	—	1,129,169	—	1,129,169
U.S. Corporate Bonds	—	4,192,582	—	4,192,582
Residential Mortgage-Backed Securities	—	81,060,220	—	81,060,220
Commercial Mortgage-Backed Securities	—	12,165,693	—	12,165,693
Asset-Backed Securities (including CDOs)	—	48,501,646	—	48,501,646
Investment Companies	17,458,494	—	—	17,458,494
Total	$17,458,494	$1,528,727,894	$—	$1,546,186,388
Other Financial Instruments
Futures Contracts – Liabilities	$(158,695)	$—	$—	$(158,695)
Swap Agreements – Assets	—	1,660,002	—	1,660,002
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended July 31, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$29,382,072	$352,966,350	$364,875,810	$(14,042)	$(76)	$17,458,494

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$941,495	$—